ADVANCES RECEIVABLE	12 Months Ended
Dec. 31, 2021
Advances Receivable [Abstract]
ADVANCES RECEIVABLE [Text Block]

3. ADVANCES RECEIVABLE

The advances receivable include an unsecured loan of $15,282 (December 31, 2020 - $15,282), which is non-interest bearing and due on demand. Advances receivable as at December 31, 2021 also include prepaid expenses of $734 (December 31, 2020 - $55).